NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Nature Of Operations And Going Concern 1		$ 121,803
Nature Of Operations And Going Concern 2		19,296,146
Nature Of Operations And Going Concern 3		160,000
Nature Of Operations And Going Concern 4		800,000
Nature Of Operations And Going Concern 5		878,328
Nature Of Operations And Going Concern 6		910,000
Nature Of Operations And Going Concern 7		649,750
Nature Of Operations And Going Concern 8		2,165,834
Nature Of Operations And Going Concern 9		19,296,146
Nature Of Operations And Going Concern 10		6,485,771
Nature Of Operations And Going Concern 1	19,765,794
Nature Of Operations And Going Concern 2	160,000
Nature Of Operations And Going Concern 3	800,000
Nature Of Operations And Going Concern 4	878,328
Nature Of Operations And Going Concern 5	910,000
Nature Of Operations And Going Concern 6	649,750
Nature Of Operations And Going Concern 7	2,165,834
Nature Of Operations And Going Concern 8	19,765,794
Nature Of Operations And Going Concern 9	$ 6,523,954